SIGNIFICANT ACCOUNTING POLICIES (Cumulative Balance Sheet and Income Statement Adjustments - Adoption of ASC No. 606) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Assets:
Trade receivables, net	$ 16,848	$ 22,610	$ 16,150
Other long-term assets	30,222	24,398	8,133
Deferred tax asset, net	$ 15,199	$ 15,149	7,451
Impact of adoption [Member] | Accounting Standards Update 606 [Member]
Assets:
Trade receivables, net			(153)
Other long-term assets			10,171
Deferred tax asset, net			(2,516)
As adjusted [Member]
Assets:
Trade receivables, net			15,997
Other long-term assets			18,304
Deferred tax asset, net			$ 4,935